TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES
16	TRADE AND OTHER RECEIVABLES

Trade and other receivables comprise:

	As at	As at
	December 31,	December 31,
	2024	2023
Trade receivables	19,558	18,641
Sales tax	514	—
Trade and other receivables	20,072	18,641

16	TRADE AND OTHER RECEIVABLES (CONTINUED)

The following is an aging of the Company’s trade receivables:

	As at	As at
	December 31,	December 31,
	2024	2023
Less than one month	18,984	17,711
Between two and three months	660	1,275
Greater than three months	2,411	1,714
	22,055	20,700
Provision for expected credit losses	(2,497)	(2,059)
Trade receivables	19,558	18,641

The balance of accrued income is included in receivables aged less than one month as this balance will be converted to accounts receivable upon issuance of sales invoices.

The following is a continuity of the Company’s provision for expected credit losses related to trade and other receivables:

Balance as at December 31, 2022	2,435
Net reduction in provision for doubtful debts	(376)
Balance as at December 31, 2023	2,059
Net increase in provision for doubtful debts	438
Balance as at December 31, 2024	2,497